Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2022
Subsequent Events [Abstract]
Subsequent Events

Note 8 – Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events,” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company has evaluated all events or transactions that occurred up to the date the audited financial statements were available to issue. Based upon this review, the Company identified the following subsequent event:

Share Purchase Agreement

On August 1, 2022, the Company, entered into a share purchase agreement (the “Share Purchase Agreement”) with Graphjet Technology Sdn. Bhd., a Malaysian private limited company, Swee Guan Hoo, in his capacity as the representative for the shareholders of Energem after the closing of the sale and purchase of the Graphjet Shares (the “Closing”) for Energem’s shareholders (the “Purchaser Representative”), the individuals listed on the signature page of the Share Purchase Agreement under the heading “Selling Shareholders” (each, a “Selling Shareholder” and together, the “Selling Shareholders”), and Lee Ping Wei solely in his capacity as representative for the Selling Shareholders (the “Shareholder Representative”).

Pursuant to the Share Purchase Agreement, subject to the terms and conditions therein, Energem will purchase 100% of the issued and outstanding Graphjet Class A Ordinary Shares (the “Consideration Shares”) such that Graphjet will become a wholly-owned subsidiary of Energem (the “Business Combination”). The Share Purchase Agreement contains customary representations, warranties and covenants by the parties thereto and the Closing is subject to certain conditions as further described in the Share Purchase Agreement.

Graphjet converts palm kernel shells to essential raw materials such as graphene and graphite used to produce batteries in the electric vehicle space among other products. The aggregate value of the Consideration Shares to be paid pursuant to the Share Purchase Agreement to the Selling Shareholders, as of immediately prior to the Closing, for the purchase of all issued and outstanding Graphjet Shares, shall be that number of Energem Class A ordinary shares equal to (i) One Billion Three Hundred and Eighty Million U.S. Dollars ($1,380,000,000), minus (ii) the amount, if any, by which $30,000 (i.e., the target net working capital amount) exceeds the Net Working Capital Amount (but not less than zero) (as defined in the Share Purchase Agreement), minus (iii) the Closing Net Indebtedness amount (as defined in the Share Purchase Agreement), minus (iv) the amount of any Transaction Expenses (as defined in the Share Purchase Agreement), divided by ten dollars ($10.00).

Each Selling Shareholder shall receive a number of Energem Class A ordinary shares equal to the aggregate Consideration Shares divided by the number of Graphjet Shares outstanding immediately prior to the Closing, multiplied by the number of Graphjet Shares held by such Selling Shareholder (the “Conversion Ratio”).

Note 8 – Subsequent Events

on November 16, 2022, the Company held an annual meeting via an Extraordinary General Meeting at which the shareholders cast their votes and approved the Trust Amendment Proposal, pursuant to which the Trust Agreement was amended to extend the date on which Continental must liquidate the Trust Account established in connection with the IPO if the Company has not completed its initial business combination, from November 18, 2022, to August 18, 2023.

At the Extraordinary General Meeting, the shareholders of the Company approved the Second Amended and Restated Memorandum and Articles of Association of the Company giving the Company the right to extend the date by which the Company must (i) consummate a merger, capital share exchange, asset acquisition, share purchase, reorganization or similar business combination involving the Company and one or more businesses, (ii) cease its operations if it fails to complete such business combination, and (iii) redeem or repurchase 100% of the Company’s Class A ordinary shares included as part of the units sold in the Company’s IPO that closed on November 18, 2021 from November 18, 2022 by up to nine (9) one-month extensions to August 18, 2023.

In connection with approval of the Extension Amendment Proposal and the Trust Amendment Proposal, the Company caused $0.045 per outstanding share of the Company’s Class A ordinary shares, giving effect to the redemptions disclosed above, or approximately $85,297 for the remaining 1,895,481 Class A ordinary shares to be deposited in the Trust Account in connection with the exercise of the first monthly extension of the Extended Date on November 17, 2022 in advance of the November 18, 2022 due date.

In connection with the second monthly extension of the Termination Date, the Company caused $0.045 per outstanding share of the Company’s Class A ordinary shares or approximately $85,297 for 1,895,481 Class A ordinary shares to be paid to the Trust Account on December 15, 2022, in advance of the December 17, 2022 due date for the second monthly extension of the Termination Date.

In connection with the third monthly extension of the Termination Date, the Company caused $0.045 per outstanding share of Energem’s Class A ordinary shares or approximately $85,297 for 1,895,481 Class A ordinary shares to be paid to the Trust Account on January 13, 2023, in advance of the January 18, 2023 due date.

In connection with the fourth monthly extension of the Termination Date, the Company caused $0.045 per outstanding share of Energem’s Class A ordinary shares or approximately $85,297 for 1,895,481 Class A ordinary shares to be paid to the Trust Account on February 10, 2023, in advance of the February 18, 2023 due date.

In connection with the fifth monthly extension of the Termination Date, the Company caused $0.045 per outstanding share of Energem’s Class A ordinary shares or approximately $85,297 for 1,895,481 Class A ordinary shares to be paid to the Trust Account on March 10, 2023, in advance of the March 18, 2023 due date to extend the period to consummate the period to complete a business combination to April 18, 2023.